PIMCO Equity Series

Supplement dated April 16, 2026 to the REALPATH® Blend Funds Prospectus (the “Prospectus”)

dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund and PIMCO REALPATH® Blend 2070 Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Erin Browne no longer manages the Funds. Therefore, effective immediately, all references to Ms. Browne in the Prospectus are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_041626

PIMCO Equity Series

Supplement dated April 16, 2026 to the PIMCO Equity Series Prospectus (the “Prospectus”)

dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Dividend and Income Fund (the “Fund”)

Effective immediately, Erin Browne no longer manages the Fund. Therefore, effective immediately, all references to Ms. Browne in the Prospectus are removed in their entirety.

Effective immediately, the Fund is jointly and primarily managed by Daniel J. Ivascyn, Alfred T. Murata, Emmanuel S. Sharef and Usman Ali. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Alfred T. Murata, Emmanuel S. Sharef and Usman Ali. Mr. Ivascyn is Group Chief Investment Officer of PIMCO. Messrs. Ivascyn and Murata are Managing Directors of PIMCO. Dr. Sharef is an Executive Vice President of PIMCO. Dr. Ali is an Executive Vice President of PIMCO. Messrs. Ivascyn and Murata have managed the Fund since October 2013. Dr. Sharef has managed the Fund since November 2021. Dr. Ali has managed the Fund since April 2026.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds-Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dividend and Income Fund (1)	Usman Ali	4/26

Executive Vice President, PIMCO. Dr. Ali is an executive vice president in the Newport Beach office, focused on quantitative equity research and portfolio management. He also leads the quantitative equity research team. Prior to joining PIMCO in 2020, he was a portfolio manager at MIG Capital, responsible for managing and developing global quantitative equity strategies. His research papers have been published in the Journal of Financial Economics and have earned the 2018 and 2019 AQR Insight Award, CQA Academic Paper Award, and Crowell Memorial Prize. He has investment experience since 2009 and holds a Ph.D. in economics from Yale University.

PIMCO RAE Emerging Markets Fund PIMCO RAE Global ex-US Fund PIMCO RAE International Fund PIMCO RAE US Fund PIMCO RAE US Small Fund	Rob Arnott	06/15* 06/15* 06/15* 06/15* 06/15*	Chairman and Founder, Research Affiliates, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Emerging Markets Fund PIMCO RAE Global ex-US Fund PIMCO RAE International Fund PIMCO RAE US Fund PIMCO RAE US Small Fund	Jim Masturzo	11/25 11/25 11/25 11/25 11/25

Chief Investment Officer, Research Affiliates, since August 2025. Previously at Research Affiliates, Mr. Masturzo served as Chief Investment Officer of Multi-Asset Strategies and was responsible for the firm’s tactical asset allocation and cross-asset portfolios since July 2021. Previously, Mr. Masturzo was a Portfolio Performance & Risk Analytics Specialist at Bloomberg until June 2013. He joined Bloomberg in August 2010.

PIMCO Dividend and Income Fund (1)	Daniel J. Ivascyn	10/13

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBS in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics for Occidental College.

PIMCO Dividend and Income Fund (1)	Alfred Murata	10/13

Managing Director, PIMCO. Mr. Murata is a portfolio manager focusing on mortgage- and asset-backed securities. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

PIMCO Dividend and Income Fund (1)	Emmanuel S. Sharef	11/21

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation and multi-real-asset strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

*	Inception of the Fund.

[1]

Dr. Sharef and Dr. Ali are responsible for equity investments and Dr. Sharef is responsible for overall asset allocation decisions. Messrs. Ivascyn and Murata are responsible for fixed income investments.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_041626

PIMCO Equity Series

Supplement dated April 16, 2026 to the Statement of Additional Information (the “SAI”)

dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO Dividend and Income Fund, PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund and PIMCO REALPATH® Blend 2070 Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Erin Browne no longer manages the Funds. Therefore, effective immediately, all references to Ms. Browne in the SAI are removed in their entirety.

Effective immediately, the PIMCO Dividend and Income Fund is jointly and primarily managed by Daniel J. Ivascyn, Alfred T. Murata, Emmanuel S. Sharef and Usman Ali.

Accordingly, effective immediately, the following sentences are added to the end of the paragraph in the subsection “Portfolio Managers-Other Accounts Managed” in the SAI:

Effective April 16, 2026, each of the PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund and PIMCO REALPATH® Blend 2070 Fund is jointly and primarily managed by Emmanuel S. Sharef, Brendon Shvetz and Graham Rennison. Effective April 16, 2026, the PIMCO Dividend and Income Fund is jointly and primarily managed by Daniel J. Ivascyn, Alfred T. Murata, Emmanuel S. Sharef and Usman Ali.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers-Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Ali*
Registered Investment Companies	0	$0.00	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

*	Effective April 16, 2026, Dr. Ali co-manages the PIMCO Dividend and Income Fund. Information for Dr. Ali is as of February 28, 2026.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers-Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Ali*	PIMCO Dividend and Income Fund	None

*	Effective April 16, 2026, Dr. Ali co-manages the PIMCO Dividend and Income Fund. Information for Dr. Ali is as of March 31, 2026.

Investors Should Retain This Supplement for Future Reference

PES_SUPP3_041626